Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Jun. 30, 2017
Notes to Financial Statements
[custom:PropertyAndEquipment]
	September 30, 2017	June 30, 2017
Vehicles	$29,598	$29,598
Furniture and equipment	42,055	41,042
Personal computers	2,379	3,315
	74,032	73,955
Less: accumulated depreciation	30,302	25,822
Total	$43,730	$48,133

	June 30, 2017	June 30, 2016
Vehicles	$29,598	$112,817
Furniture and equipment	41,042	343
Personal computers	3,315	1,170
	73,955	114,330
Less: accumulated depreciation	25,822	22,122
Total	$48,133	$92,208